SUBSEQUENT EVENTS	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after June 30, 2026, the accompanying condensed balance sheet date, through the date that the accompanying unaudited condensed financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements.

On July 31, 2026, the Company entered into the fourth amendment to the Blockfusion BCA with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to extend the Outside Date.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after December 31, 2025, the balance sheet date, through the date that the accompanying financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.